Condensed Consolidated Balance Sheets (Parenthetical) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Statement - Condensed Consolidated Balance Sheets (Parenthetical) [Line Items]
Trade and other receivables, allowances for doubtful accounts and sales returns	$ 38		$ 24
Common stock, par value		€ 0.07		€ 0.07
Common stock, shares authorized	1,185,800,000	1,185,800,000	1,185,800,000	1,185,800,000
Common stock, shares issued	362,733,010	362,733,010	360,107,359	360,107,359
Common stock, shares outstanding	362,519,883	362,519,883	359,647,605	359,647,605